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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2003
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   05-15-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 35
                                         -------------------
 Form 13F Information Table Value Total: $116,807
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

-----------------------------------------------------------------------------------------------------------------------------
                                  Title                    Value     Shares/      Shr/    Investment   Other     Sole Voting
Name of Issuer                  or Class        Cusip      (000)    Prin Amnt   Put/Call  Discretion  Managers       Auth
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP   Com            026874107    1,053       21,300      SH        sole        N/A          21,300
AMGEN INC                      Com            031162100      656       11,400      SH        sole        N/A          11,400
ARCHSTONE COMMUNITIES TR       PREFERRED      039583208   12,697      419,000      SH        sole        N/A         419,000
CHEUNG KONG                    Com            166744102    4,919      888,000      SH        sole        N/A         888,000
CHIRON CORP                    Com            170040109      109        2,900      SH        sole        N/A           2,900
Continental Airlines           CONVERT        210795PD6    2,152    5,500,000      PRN       sole        N/A       5,500,000
Corning                        CONVERT        219350AK1    1,477    1,500,000      PRN       sole        N/A       1,500,000
DAIMLER                        Com            9900036D2      467       16,000      SH        sole        N/A          16,000
EQUITY RESIDENTIAL PROPS       PREFERRED      29476L883   19,574      714,400      SH        sole        N/A         714,400
EQUITY RESIDENTIAL PROPS       PREFERRED      29476L859    6,555      266,000      SH        sole        N/A         266,000
Finmeccanica SpA               Com            993900SP5    2,872    5,635,770      SH        sole        N/A       5,635,770
FOSTER WHEELER                 CONVERT        35024PAB8      541    2,000,000      PRN       sole        N/A       2,000,000
GENL GROWTH PROPERTIES         PREFERRED      370021206   20,333      593,000      SH        sole        N/A         593,000
INFINEON TECH                  Com              5889505       34        5,000      SH        sole        N/A           5,000
Instrumetarium OYJ             Com            9900014I7      894       25,000      SH        sole        N/A          25,000
INTERNATIONAL PAPER CO         Com            460146103      159        4,700      SH        sole        N/A           4,700
Interpublic Group              CONVERT        460690AS9    5,838    5,000,000      PRN       sole        N/A       5,000,000
L3 communications              CONVERT        502424AD6    1,603    1,500,000      PRN       sole        N/A       1,500,000
LEVEL 3 COMMUNICATIONS         CONVERT        52729NAG5    1,501    2,825,000      PRN       sole        N/A       2,825,000
NABORS INDUSTRIES INC          Com            629568106      283        7,100      SH        sole        N/A           7,100
Nortel                         CONVERT        656568AB8      185      250,000      PRN       sole        N/A         250,000
Nortel Networks Corp.          CONVERT        656568AA0    2,946    4,000,000      PRN       sole        N/A       4,000,000
SL GREEN REALTY CORP           PREFERRED      78440X200    3,998      125,000      SH        sole        N/A         125,000
STARWOOD HOTELS RESORTS        CONVERT        85590AAB0    4,624    8,500,000      PRN       sole        N/A       8,500,000
SWIRE PACIFIC LTD  'A'         Com              6867748      753      190,000      SH        sole        N/A         190,000
Teva Pharmaceuticals           CONVERT        88164MAA6    6,793    6,000,000      PRN       sole        N/A       6,000,000
UAL CORP                       Com            902549500       17       20,000      SH        sole        N/A          20,000
US CELLULAR CORP               CONVERT        911684AA6    6,354   16,000,000      PRN       sole        N/A      16,000,000
WOLTERS KLUWER                 Com              5671519      100        8,900      SH        sole        N/A          17,800
Swiss Re                       Com            993920RY5    1,837       37,500      SH        sole        N/A          37,500
Parmalat 6.125% CB             CONVERT        996950FB2    1,097    1,600,000      PRN       sole        N/A       1,600,000
Parmalat 0.0% CB               CONVERT        997344QK5      523      500,000      PRN       sole        N/A         500,000
News Corp Preferred shares     PREFERRED      994444ML8    2,993    3,000,000      PRN       sole        N/A       3,000,000
Thales SA                      CONVERT                       794      739,065      PRN       sole        N/A         739,065
UAL CORP                       com            902549500       76       90,000      Put       Com         N/A          90,000

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